Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Unit [Line Items]
Brokerage Fee, Percentage Fee	7.00%
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	126,667.456	150,460.406	159,980.042
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series		6.797	12.094
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	19,980.130	17,465.839	14,762.240
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,557.837	3,238.290	2,774.133
Weighted average number of units, Date of initial issuance	November 1, 2010
Series 5 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	342.762
Weighted average number of units, Date of initial issuance	April 1, 2018